Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions
NOTE 5 — RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS

Certain Plan investments are units of CCTs managed by Northern Trust, trustee of the Master Trust, as detailed in the table directly above. Bank of America is the trustee for the balances in common stocks, mutual funds held in the participant-directed brokerage accounts, and notes receivable from participants. Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned subsidiary of Bank of America, provides recordkeeping and participant services. In addition, the Plan offers Corteva common stock as an investment option. At December 31, 2025 and 2024, the Plan held 1,649,350 and 1,832,646 shares, respectively, of Corteva common stock valued at $110,555,947 and $104,387,543, respectively.

During the years ended December 31, 2025 and 2024, the Plan purchased $9,040,146 and $7,898,400, respectively, and sold $17,979,704 and $19,876,147, respectively, of Corteva common stock. Dividends received from Corteva common stock for the year ended December 31, 2025 were $1,203,546. Additionally, during the year ended December 31, 2025, Corteva common stock had realized gains of $2,269,767. Transactions in these investments, including related fees, and notes receivables from participants, qualify as party-in-interest transactions which are exempt from the prohibited transaction rules of ERISA.

Until September 15, 2025, the Stable Value Fund assets held by the Plan through the Master Trust were managed by DCMC, under the terms of an investment management agreement between DCMC and the Company. DCMC hired additional investment managers to manage a portion of the fixed income assets backing synthetic GICs allocated to the Stable Value Fund. The amount of DCMC costs accrued and paid by the Stable Value Fund was approximately $703,880 for the year ended December 31, 2025. DCMC cost amounts relate to the Master Trust and are allocated to the plans within the Master Trust based on each plan’s proportional interest in the Stable Value Fund. These costs qualify as party-in-interest transactions, which are exempt from prohibited transaction rules of ERISA.